Intangible assets, net (Summary of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	¥ 1,897,523		¥ 1,884,731
Accumulated amortization, Total	(797,578)		(575,165)
Net book value	1,099,945	$ 160,267	1,309,566
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	1,643,080		1,643,080
Accumulated amortization, Total	(605,014)		(432,630)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	215,064		215,065
Accumulated amortization, Total	(165,982)		(119,274)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	26,586		26,586
Accumulated amortization, Total	(26,263)		(23,261)
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	12,793		0
Accumulated amortization, Total	¥ (319)		¥ 0